RELATED PARTY TRANSACTIONS - Summary of Related Party Transactions and Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due from related parties, current	$ 5,224	$ 2,235
Amounts due to related parties, current	46,025	36,790
VN Pay
Related Party Transaction [Line Items]
Services provided by	0	149	$ 181
Purchase of merchandise goods	0	2,898	5,736
Sales of products to	0	679	390
Loans provided to	0	0	1,794
Repayment of loans from	0	1,784	0
Zhuopai
Related Party Transaction [Line Items]
Loans provided to	0	0	1,000
Tencent group of companies
Related Party Transaction [Line Items]
Royalty fee and license fee to	96,713	70,470	36,469
Royalty fee and license fee from	3,629	262	2,000
Rack rental income from	677	1,007	1,338
Services provided by	13,066	1,012	43
Issuance of convertible notes to	50,000	100,000	0
Interest expense paid to	2,092	4,153	0
Amounts due from related parties, current	5,224	2,235
Convertible notes (principal amount) due to, Non-current	150,000	100,000
Amounts due to related parties, current	46,025	36,790
Wuju
Related Party Transaction [Line Items]
Loans provided to	0	422	520
Repayment of loans from	0	953	0
Redmart
Related Party Transaction [Line Items]
Investment in convertible loans in	0	0	3,778
Loans provided to	0	0	4,458
Interest income received from	0	0	109
Duodian
Related Party Transaction [Line Items]
Loans provided to	0	0	755
Repayment of loans from	0	0	755
Key management
Related Party Transaction [Line Items]
Interest income received from	0	774	0
Issuance of convertible notes to	0	9,768	4,044
Repayment of promissory notes	0	16,178	581
Caili
Related Party Transaction [Line Items]
Services provided by	$ 16	$ 0	$ 0